Borrowings - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: current portion	$ 4,526,683	$ 163,183	$ 2,250,121
Financial liabilities for hedging - current	6,716,965	242,140	5,277,325
Noncurrent portion	117,164,876	4,223,680	102,259,378
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	117,973,843	4,252,843	107,392,223
Less: current portion	4,526,683	163,183	2,250,121
Financial liabilities for hedging - current	0	0	1,970,307
Financial liabilities for hedging - non-current	4,780,931	172,348	5,910,919
Noncurrent portion	108,666,229	3,917,312	97,260,876
Bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	117,977,485	4,252,974	107,496,546
Bank loans [member] | Cost [member] | Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	2,562,926	92,391	12,536,424
Bank loans [member] | Cost [member] | Other loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	107,383,417	3,871,068	84,146,125
Bank loans [member] | Cost [member] | Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	8,031,142	289,515	10,813,997
Bank loans [member] | Net Unamortized Debt Issue Costs [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 3,642	$ 131	$ 104,323